Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	300,000,000	55,550,158
Common stock, par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, share outstanding	57,542,113	39,901,782
Shares available for issuance	242,457,887
Preferred stock, shares authorized	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Warrants remain outstanding	996,397
A Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants to purchase shares	829,730
Exercise price (in Dollars per share)	$ 3
B Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants to purchase shares	166,667
Exercise price (in Dollars per share)	$ 0.0001
Merger Transaction [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	300,000,000
Common stock, par value per share (in Dollars per share)	$ 0.0001
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued		655,351
Series A Prime Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued		115,057
Long-term incentive compensation plan [Member]
Stockholders' Equity (Details) [Line Items]
Number of Options, Outstanding balance	6,243,260	9,434,380
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares available for issuance		35,553,629
Common Stock [Member] | Merger Transaction [Member]
Stockholders' Equity (Details) [Line Items]
Issued and sold shares	11,012,387
Purchase price per share (in Dollars per share)	$ 3
Gross proceeds (in Dollars)	$ 33.0
Total offering costs (in Dollars)	$ 4.2
Preferred Stock [Member] | Merger Transaction [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001